Earnings (loss) per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Options, RSUs, and Convertible Notes	Dec. 31, 2014 Options and RSUs	Dec. 31, 2013 Options and RSUs	Dec. 31, 2013 Warrants	Dec. 31, 2014 Series B warrant	Dec. 31, 2014 ADS Series B warrant USD ($)	Dec. 31, 2014 ADS Series A-3 Warrant USD ($)	Dec. 31, 2014 JA Solar Holdings Co., Ltd. CNY	Dec. 31, 2013 JA Solar Holdings Co., Ltd. CNY	Dec. 31, 2012 JA Solar Holdings Co., Ltd. CNY
Numerator :
Net (loss)/income	446,650	(426,492)	(1,662,257)								423,771	(429,280)	(1,662,257)
Less: fair value of warrants in excess of net proceeds of equity offering		(44,396)
Less: allocation of net income to participating warrant holder.	(77,174)
Income (Loss) Attributable to Parent, Total	346,597	(473,676)	(1,662,257)
Dilutive effect of:
Add back allocation to participating warrant holder	4,336
Excluding fair value gain	(16,716)
Numerator for diluted earnings per share	334,217	(473,676)	(1,662,257)
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	242,192,859	201,317,884	194,788,429
Dilutive effect of share options and RSUs	363,633
Dilutive effect of convertible notes and warrants	306,592
Denominator for diluted loss per share (in shares)	242,863,084	201,317,884	194,788,429
Basic (loss)/ earnings per share	1.43	(2.35)	(8.53)
Diluted (loss)/ earnings per share	1.38	(2.35)	(8.53)
Initial exercise price (in dollars per share)									$ 10.90	$ 9.43
Options not included in calculation because of anti-dilutive effect				5,628,371	2,856,278	3,433,109	30,806,670	52,569,971